SEGMENT INFORMATION - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenue from Major Customer	R$ 39,737,368	R$ 25,865,001	R$ 20,437,835
Rumo S.A. [member] | Major Customers [member]
Disclosure of operating segments [line items]
Percentage of net revenue	2.17%	2.57%	3.11%
Revenue from Major Customer	R$ 862,650	R$ 664,034	R$ 634,836